UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:   6/30/14

Item 1.  Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

June 30, 2014

Altegris Multi-Strategy Alternative Fund

A Series of Northern Lights Fund Trust

Semi-Annual Report

Class A (MULAX)
Class I (MULIX)
Class N (MULNX)

888.524.9441 www.altegris.com/mutualfunds

Altegris Multi-Strategy Alternative Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2014

The Fund’s performance figures* for the six months ending June 30, 2014, compared to its benchmark:

		Since Inception
	Six Months	February 28, 2013
Altegris Multi Strategy Fund - Class A	1.32%	(1.61)%
Altegris Multi Strategy Fund - Class A with load **	(4.48)%	(2.80)%
Altegris Multi Strategy Fund - Class I	1.52%	1.92%
Altegris Multi Strategy Fund - Class N	1.42%	1.70%
HFRX Global Hedge Fund Index ***	1.77%	4.54%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expense ratio before fee waiver and expense reimbursement, per the Fund’s prospectus dated April 30, 2014, are 16.73%, 19.83% and 21.22% for Class A, Class I and Class N Shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and contingent deferred sales charge on load-waived purchases of $1 million or more if redeemed within 18 months of purchase. All share classes are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-772-5838

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are assed weighted based on the distribution of assets in the hedge fund industry. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. Investors cannot invest directly in an index.

Holdings by type of investment	% of Net Assets
Equity Fund	53.8%
Debt Fund	29.1%
Asset Allocation Fund	14.7%
Other Assets Less Liabilities	2.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

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Altegris Multi-Strategy Alternative Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2014

Shares		Value
	MUTUAL FUNDS - 97.6%
	ASSET ALLOCATION FUND - 14.7%
261,579	Altegris Futures Evolution Strategy Fund (a)	$2,723,039
334,982	Altegris Macro Strategy Fund (a) *	2,669,808
301,589	Altegris Managed Futures Strategy Fund (a) *	2,711,289
		8,104,136
	DEBT FUND - 29.1%
1,496,077	Altegris Fixed Income Long Short Fund (a)	16,112,749

	EQUITY FUNDS - 53.8%
2,634,321	Altegris Equity Long Short Fund (a)	28,292,605
123,428	Altegris/AACA Real Estate Long Short Fund (a)	1,429,300
		29,721,905

	TOTAL MUTUAL FUNDS (Cost - $53,170,901)	53,938,790

	TOTAL INVESTMENTS - 97.6% (Cost - $53,170,901) (b)	$53,938,790
	OTHER ASSETS LESS LIABILITIES - 2.4%	1,338,516
	NET ASSETS - 100.0%	$55,277,306

*	Non Income producing.

(a)	I-Class Shares of affiliated investment companies.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $53,181,918 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$830,160
Unrealized Depreciation:	(73,288)
Net Unrealized Appreciation:	$756,872

The accompanying notes are an integral part of these financial statements.

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Altegris Multi-Strategy Alternative Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2014

ASSETS
Affiliated investment securities:
At cost	$53,170,901
At value	$53,938,790
Cash	1,394,381
Dividends receivable	53,582
Receivable for Fund shares sold	9,683
Prepaid expenses and other assets	7,352
TOTAL ASSETS	55,403,788

LIABILITIES
Payable for Fund shares repurchased	33,248
Fees payable to other affiliates	9,566
Distribution (12b-1) fees payable	8,459
Investment advisory fees payable	7,409
Accrued Transfer Agent	6,220
Accrued expenses and other liabilities	61,580
TOTAL LIABILITIES	126,482
NET ASSETS	$55,277,306

Composition of Net Assets:
Paid in capital	54,688,421
Accumulated net investment loss from affiliated investments	(83,748)
Accumulated net realized loss from affiliated investments	(95,256)
Net unrealized appreciation of affiliated investments	767,889
NET ASSETS	$55,277,306

Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,101,111
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	209,986
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$10.01
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$10.62

Class I Shares:
Net Assets	$15,760,901
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,570,160
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.04

Class N Shares:
Net Assets	$37,415,294
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,732,325
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.02

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

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Altegris Multi-Strategy Alternative Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2014

INVESTMENT INCOME
Dividends from affiliated investment companies	$98,085

EXPENSES
Investment advisory fees	230,698
Distribution (12b-1) fees:
Class A	2,438
Class N	25,771
Professional fees	52,824
Registration fees	52,810
Transfer agent fees	21,720
Printing and postage expenses	18,387
Non 12b-1 shareholder servicing fees	7,240
Accounting services fees	6,335
Trustees fees and expenses	5,423
Compliance officer fees	4,918
Custodian fees	3,430
Administrative services fees	1,508
Insurance expense	34
Other expenses	2,976
TOTAL EXPENSES	436,512
Less: Expenses reimbursed by the Advisor	(30,406)
Less: Fees waived for investment companies advised by the Advisor or its affilates	(224,273)

NET EXPENSES	181,833

NET INVESTMENT LOSS	(83,748)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
Net realized loss on:
Affiliated investments	(84,239)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	794,673

NET REALIZED AND UNREALIZED GAIN	710,434

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$626,686

The accompanying notes are an integral part of these financial statements.

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Altegris Multi-Strategy Alternative Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2014	Period Ended
	(Unaudited)	December 31, 2013 (a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(83,748)	$65,266
Net realized loss on affiliated investments	(84,239)	(5,445)
Net change in unrealized appreciation (depreciation) on affiliated investments	794,673	(26,784)
Net increase in net assets resulting from operations	626,686	33,037

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(32,186)
Class I	—	(35,205)
Class N	—	(429)
From net realized gains
Class A	—	(2,561)
Class I	—	(2,650)
Class N	—	(36)
Total distributions to shareholders	—	(73,067)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	554,758	1,750,785
Class I	14,672,948	2,286,994
Class N	40,060,018	130,010
Net asset value of shares issued in reinvestment of distributions:
Class A	—	32,259
Class I	—	27,450
Class N	—	465
Redemption fee proceeds:
Class A	69	33
Class I	356	20
Class N	1,006	—
Payments for shares redeemed:
Class A	(235,200)	(15,883)
Class I	(1,022,863)	(373,770)
Class N	(3,178,805)	—
Net increase from shares of beneficial interest transactions	50,852,287	3,838,363

NET INCREASE IN NET ASSETS	51,478,973	3,798,333

NET ASSETS
Beginning of Period	3,798,333	—
End of Period *	$55,277,306	$3,798,333
* Includes accumulated net investment loss from affiliated investments of:	$(83,748)	$—

SHARE ACTIVITY
Class A:
Shares Sold	56,225	175,872
Shares Reinvested	—	3,298
Shares Redeemed	(23,805)	(1,604)
Net increase in shares of beneficial interest outstanding	32,420	177,566
Class I:
Shares Sold	1,479,738	228,770
Shares Reinvested	—	2,804
Shares Redeemed	(103,090)	(38,062)
Net increase in shares of beneficial interest outstanding	1,376,648	193,512

Class N:
Shares Sold	4,039,388	13,173
Shares Reinvested	—	47
Shares Redeemed	(320,283)	—
Net increase in shares of beneficial interest outstanding	3,719,105	13,220

(a)	The Altegris Muli-Strategy Alternative Fund commenced operations on February 28, 2013.

The accompanying notes are an integral part of these financial statements.

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Altegris Multi-Strategy Alternative Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period (1)

	Class A		Class I
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	June 30, 2014	December 31,	June 30, 2014	December 31,
	(Unaudited)	2013	(Unaudited)	2013
Net asset value, beginning of period	$9.88	$10.00	$9.89	$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	(0.05)	0.34	(0.02)	0.42
Net realized and unrealized gain (loss) on investments	0.18	(0.26)	0.17	(0.32)
Total from investment operations	0.13	0.08	0.15	0.10

Less distributions from:
Net investment income	—	(0.19)	—	(0.20)
Net realized gains	—	(0.01)	—	(0.01)
Total distributions	—	(0.20)	—	(0.21)

Redemption fees collected (3)	0.00	0.00	0.00	0.00

Net asset value, end of period	$10.01	$9.88	$10.04	$9.89

Total return (4,5)	1.32%	0.83%	1.52%	1.04%

Net assets, at end of period (000s)	$2,101	$1,754	$15,761	$1,914

Ratio of gross expenses to average net assets (7,8)	5.36%	14.24%	2.84%	17.34%
Ratio of net expenses to average net assets (8)	1.21%	1.75%	0.96%	1.50%
Ratio of net investment gain to average net assets (8)	(1.08)%	4.10%	(0.45)%	4.98%

Portfolio Turnover Rate (5)	12%	21%	12%	21%

(1)	The Altegris Multi-Strategy Alternative Fund commenced operations on February 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

6

Altegris Multi-Strategy Alternative Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period (1)

	Class N
	Six Months Ended		Period Ended
	June 30, 2014		December 31,
	(Unaudited)		2013
Net asset value, beginning of period	$9.89		$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	(0.03)		0.10
Net realized and unrealized gain (loss) on investments	0.16		(0.02)
Total from investment operations	0.13		0.08

Less distributions from:
Net investment income	—		(0.18)
Net realized gains	—		(0.01)
Total distributions	—		(0.19)

Redemption fees collected (3)	0.00		0.00

Net asset value, end of period	$10.02		$9.89

Total return (4,5)	1.31	% (6)	0.85%

Net assets, at end of period (000s)	$37,415		$131

Ratio of gross expenses to average net assets (7,8)	2.38%		18.73%
Ratio of net expenses to average net assets (8)	1.21%		1.75%
Ratio of net investment gain to average net assets (8)	(0.52)%		1.21%

Portfolio Turnover Rate (5)	12%		21%

(1)	The Altegris Multi-Strategy Alternative Fund commenced operations on February 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

7

Altegris Multi-Strategy Alternative Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

1.	ORGANIZATION

The Altegris Multi-Strategy Alternative Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently offers three distinct share classes: Class A, Class N and Class I shares. The Fund commenced operation on February 28, 2013. The Fund’s primary investment objective is to achieve long term capital appreciation and absolute returns. The Fund is a “fund of funds”, which means that the Fund seeks to achieve its investment objective by investing in affiliated mutual funds instead of individual securities.

The Fund offers Class A, Class N and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class N and Class I shares are offered at net asset value (“NAV”) without an initial sales charge. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available, the spread between bid and asked prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has

8

Altegris Multi-Strategy Alternative Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Investment Companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

9

Altegris Multi-Strategy Alternative Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Affiliated investments *
Mutual Funds	$53,938,790	$—	$—	$53,938,790
Total Investments:	$53,938,790	$—	$—	$53,938,790

*	Refer to the Portfolio of Investments for sector classification.

The Fund did not hold any Level 3 securities during the six months ended June 30, 2014.

There were no transfers into Level 2 or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open 2013 or expected to be taken in the Fund’s 2014 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of affiliated portfolio securities, other than short-term investments and U.S. Government securities, amounted to $53,221,658 and $3,677,413, respectively.

10

Altegris Multi-Strategy Alternative Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Altegris Advisors, L.L.C. (“Advisor”), serves as the Fund’s investment advisor. The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets that is computed at the following annual rates: For the portion of Fund net assets that are not invested in other funds advised by the Advisor, the Fund will pay the Advisor an annual management fee equal to 1.50% of the Fund’s average daily net assets so allocated. However, per the terms of the advisory agreement between the Trust , on behalf of the Fund and the Advisor, in no case will the Fund directly pay the Advisor a management fee that exceeds an amount equal to 1.00% (on an annualized basis) of the Fund’s total average daily net assets on the first $1 billion, 0.93% on net assets greater than $1 billion and less than or equal to $1.5 billion, 0.86% on net assets greater than $1.5 billion and less than or equal to $2 billion, 0.79% on net assets greater than $2 billion and less than or equal to $2.5 billion, 0.72% on net assets greater than $2.5 billion and less than or equal to $3 billion and 0.65% on net assets greater than $3 billion. For the six months ended June 30, 2014, the Advisor earned $230,698 in advisory fees.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of (i) any front-end of contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fes and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) expenses incurred in connection with any merger or reorganization; and (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)), will not exceed 1.75%, 1.50% and 1.75% of the daily average net assets attributable to each of the Class A, Class I and Class N shares, respectively and agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2015. As of May 1, 2014, acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 0.85%, 0.60% and 0.85%, respectively for class A, Class I and Class N shares. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of June 30, 2014, the following amount was subject to recapture:

	Must be Reimbursed Prior to:
	December 31, 2017	December 31, 2016
Expense Amounts Subject to Reimbursement	$4,688	$185,286
Expenses Recaptured	—	—

Remaining Expense Amounts subject to Reimbusements	$4,688	$185,286

The Trust, on behalf of the Fund, has adopted the Trusts’ Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to each of Class A and Class N shares. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”); to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the

11

Altegris Multi-Strategy Alternative Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

Advisor. During the period ended June 30, 2014, pursuant to the Plan, Class A and Class N shares paid $2,438 and $25,771, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A,, Class N and Class I shares. The Distributor is an affiliate of GFS. During the six months ended June 30, 2014, the Distributor received $7,938 in underwriting commissions for sales of Class A shares, of which $1,170 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund is part of a series of Altegris Funds or (“Family”) comprised of, Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, Altegris Futures Evolution Strategy Fund, Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund and Altegris/AACA Real Estate Long Short Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Family.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the period ended June 30, 2014, Class A, Class I and Class N shares, assessed redemption fees in the amounts of $69, $356 and $1,006, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDER AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2013 was as follows:

Fiscal Year Ended
December 31, 2013
Ordinary Income	$72,899
Long-Term Capital Gain	168
Return of Capital	—
$73,067

As of December 31, 2013, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$—	$(37,801)	$(37,801)

The difference between book basis and tax basis accumulated net realized losses and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

12

Altegris Multi-Strategy Alternative Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, resulted in reclassifications for the year ended December 31, 2013 were follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(2,229)	$2,554	$(325)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13

Altegris Multi-Strategy Alternative Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2014

As a shareholder of the Altegris Multi-Strategy Alternative Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Multi-Strategy Alternative Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning January 1, 2014 and ending June 30, 2014.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Multi-Strategy Alternative Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1.	Annualized	Beginning	Ending	Expenses Paid
Actual	Expense	Account Value	Account Value	During Period **
Expenses	Ratio *	1/1/2014	6/30/2014	1/1/2014 – 6/30/14
Class A	1.21%	$1,000.00	$1,013.20	$6.04
Class N	1.21%	$1,000.00	$1,014.20	$6.04
Class I	0.96%	$1,000.00	$1,015.20	$4.80
Table 2.
Hypothetical	Annualized	Beginning	Ending	Expenses Paid
(5% return	Expense	Account Value	Account Value	During Period **
before expenses)	Ratio *	1/1/2014	6/30/2014	1/1/2014 – 6/30/14
Class A	1.21%	$1,000.00	$1,018.79	$6.06
Class N	1.21%	$1,000.00	$1,018.79	$6.06
Class I	0.96%	$1,000.00	$1,020.03	$4.81

*	Excludes expenses of underlying funds in which the Fund invests.

**	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).
14

Altegris Multi Strategy Alternative Fund

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2014

Altegris Multi-Strategy Alternative Fund (Adviser – Altegris Advisors, LLC)*

In connection with the special meeting held on April 24, 2013, the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris”) and the Trust, with respect to Altegris Multi-Strategy Alternative Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees revisited their discussions regarding Altegris over the last 12 months, and considered their familiarity with key advisory personnel and that each has approximately 20 years of industry experience. The Trustees also considered that Altegris has a strong infrastructure with qualified personnel that provides research, operational, sales and marketing, and legal and compliance services to the Funds. The Trustees also considered that Altegris provides due diligence around asset allocation, sourcing, evaluation of investment managers, investment monitoring, risk management, along with the supervision of sub-advisers. A representative of Trust management noted that Altegris is professional and proactive in its interactions with management and fund service providers. The Trustees noted that Altegris manages a robust marketing and distribution plan for the Funds that includes marketing the Funds to Altegris’s affiliated broker-dealers, independent broker-dealers, and making the Funds available for sale on approximately 20 mutual fund “supermarket” platforms. During their discussion, the Trustees recognized that Altegris has a good fund-raising track record that they expect will continue. The Trustees remarked that they and the Trust’s CCO have had a good working relationship with Altegris personnel since the commencement of the Altegris/Trust relationship. The Trust’s CCO confirmed that he and his staff had not found any material compliance issues at Altegris in the last year, and that Altegris’s compliance team had developed a strong infrastructure for monitoring overall compliance. The Trust’s CCO noted that Altegris’s current CCO is also its general counsel. The Altegris CCO explained that Altegris is in the process of evaluating those responsibilities and is considering the addition of a fully dedicated CCO. With respect to daily monitoring, the Trustees noted that Altegris has developed internal tools to handle the daily monitoring of compliance and Fund operations to ensure the prospectus and 1940 Act guidelines are adhered to. The Trustees were pleased that existing key Altegris personnel will continue to have responsibility for managing the business, and that a subset of those will have an equity stake in the firm. Finally, they noted that a representative of Altegris had confirmed that Altegris could see no reason why the reorganization would impact the firm or Fund shareholders negatively, in fact, Altegris believes it will have a positive impact due to the additional expertise and resources Altegris will have access to. Based on its previous history with Altegris, the Trustees concluded that Altegris has the capacity to provide the Trustees and shareholders with high quality services for the Fund.

Performance. The Trustees considered, given the relatively short duration of performance, the difficulty in assessing the Fund’s performance, but noted that overall, the Fund’s performance is comparable to its peers and is holding to its investment philosophy. They referred to their deliberations from the February 2013 meeting, and again noted the performance of a fund with a similar investment strategy sub-advised by Altegris and the performance of the other funds managed by Altegris. Additionally, they discussed their prior review of a graphical illustration of Altegris’s intended allocation among the underlying asset classes and were reminded of Altegris’s representation that Altegris will monitor Fund concentration and the strategy will be flexible enough to move out of an asset class as necessary. After discussion, the Trustees agreed that they continue to expect that Altegris will be able to properly allocate among the classes and produce reasonable results for shareholders.

Fees and Expenses. The Trustees noted the extremely short period since the inception of the Fund and negligible asset level. They considered that there had been no changes to the advisory fee structure since it was

15

Altegris Multi Strategy Alternative Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2014

initially approved in February 2013. Accordingly, the Trustees reviewed and reaffirm their deliberations from that meeting, and they are included herein. The Board noted that the advisory fee before and after waiver for the first year was estimated at 0.30%, and determined that the fee compares favorably to the Fund’s peer group universe (0.79%) and Morningstar category average (1.09%). The Board considered that the estimated fees reflect the Adviser’s expectation that 100% of the Fund’s assets will be invested in the affiliated funds for the first six months of operations, and the full investment strategy will be implemented during the following six months. The Board noted that the portion of Fund assets allocated to affiliated funds will not be subject to a management fee, as Altegris will be directly compensated by the underlying funds, and that Altegris will receive an annual fee of 1.50% on the balance of the portfolio, but that in no case will the Fund directly pay Altegris a management fee in excess of 1.00% of annual fund assets up to $1 billion. The Board noted other breakpoints that will be instituted as the Fund’s assets grow. In evaluating the blended fee structure, the Board considered the range of fees in the Fund’s peer group (0.00%-1.60%) and the Morningstar category average, and determined that the 1.00% maximum blended fee for assets up to $1 billion, and the 1.50% fee charged for assets not allocated to affiliated funds, were reasonable.

Economies of Scale. The Trustees considered whether economies of scale will be reached with respect to the management of the Fund. The Trustees elected to review and reaffirm their deliberations from the February 2013 meeting, and concluded they continue to believe that based on the anticipated size of the Fund, and the consideration of the expense limitation agreement, the proposed breakpoints were appropriate, and an effective way to share economies of scale with shareholders.

Profitability. The Trustees considered the anticipated profits Altegris would realize in connection with managing the Fund and whether the estimated amount of profit is a fair entrepreneurial profit with respect to the services to be provided to the Fund. The Trustees acknowledged that Altegris is not yet realizing a profit from its relationship with the Fund noting Altegris realized a loss from its relationship with the Fund. The Trustees concluded, therefore, that Altegris’s level of profitability from its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
16

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
17

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
18

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-877-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR

Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400

La Jolla, CA 92037

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/3/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/3/2014

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/3/2014